Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: 2.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.40%
Innovator U.S. Small Cap Power Buffer ETF - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: 223.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.30%
Innovator U.S. Small Cap Power Buffer ETF - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: 267.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Small Cap Power Buffer ETF - August | iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: 190.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)